Contingent Consideration Payable (Tables)	6 Months Ended
Jun. 30, 2025
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable

Contingent consideration payable is comprised of the following balances:

Balance as of December 31, 2024	$8,395
Payments made during the period	(7,319)
Additions in the period	1,694
Fair value loss and other	(153)
Balance as of June 30, 2025	$2,617
Current	$1,945
Non-current	$672